Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 3,633	$ 3,116	$ 1,599
Foreign	68,095	93,596	81,311
Loss before income tax benefit	$ 71,728	$ 96,712	$ 82,910